Note 2 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Aug. 01, 2016 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Total		$ 0	$ 0
Impairment of Federal Home Loan Bank Stock		0	0
Threshold for Loans to be Evaluated Annually, Minimum		$ 500,000
Number of Properties, Other Real Estate		4
Mortgage Loans in Process of Foreclosure, Amount		$ 1,800,000	1,700,000
Amortization of Mortgage Servicing Rights (MSRs)		13,000	10,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset				$ 1,400,000
Operating Lease, Liability, Total				$ 1,400,000
Mortgage Servicing Rights [Member]
Servicing Asset, Total		$ 128,000	$ 87,000
Signature Insurance Services, LLC [Member]
Payments to Acquire Businesses, Gross	$ 1,000,000
Goodwill, Acquired During Period	515,000
Signature Insurance Services, LLC [Member] | Other Intangible Assets [Member]
Finite-lived Intangible Assets Acquired	$ 485,000
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life		39 years
Credit Concentration Risk [Member] | Loans Sold [Member]
Number of Investors		1
Percentage of Loans Sold From Mortgage Loans Held for Sale		44.00%
Percentage Gains on Loans Sold From Mortgage Loans Held for Sale		40.00%